Summary of Significant Accounting Policies - Summary Of Property And Equipment, Net (Details)	12 Months Ended
Dec. 31, 2020
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Capitalized software and development costs
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of remaining lease term or 10 years
Minimum [Member] | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Maximum [Member] | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years